Financial risk management (Detail 5) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalents	$ 1,033,887	$ 604,467	$ 1,033,887	$ 604,467	$ 719,897	$ 425,172
FVPL					10,896
Financial liabilities	163,460		163,460		$ 86,898
Increase of USD after tax	$ (1,403)	$ (794)	$ (4,272)	$ (2,663)